Tax Matters - Summary of Income taxes in the consolidated statements of net (loss) income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Income before income taxes	$ 376.1	$ 1,156.6
Income tax expense based on the applicable tax rate of 25%	94.0	289.1
Non-deductible post-employment benefits payments	3.3	3.0
Non-deductible pension contributions	0.9	4.7
Non-deductible accretion of financial obligations	0.8	0.8
Change in unrecognized tax benefits	0.0	(45.1)
Adjustment in respect of prior years	(1.3)	2.2
Share-based payment compensation	0.0	1.4
Listing expense	0.0	58.9
Changes in fair value of warrant liability	(12.3)	1.6
Changes in fair value of earnout liability	(1.7)	(19.2)
Changes in fair value of share-based payment liability	(3.3)	0.0
Other	(2.8)	1.5
Income tax expense	$ 77.6	$ 298.9